Marketable Securities	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Marketable Securities
15. Marketable Securities

As of December 31, 2022 and 2023 the Company’s held marketable securities classified as available-for-sale securities as follows:

	December 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,279	$65	$-	$1,344
Government debentures	1,158	-	(440)	718
Corporate debentures	19,386	118	(1,163)	18,341
	$21,823	$183	$(1,603)	$20,403

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Mutual funds	$1,274	$3	$(19)	$1,258
Government debentures	1,157	-	(368)	789
Corporate debentures	16,307	13	(1,554)	14,766
	$18,738	$16	$(1,941)	$16,813

The Following table summarizes the Compnay's marketable securities by contractual maturities:

December 31, 2023
(in thousands )

Within one year	3,477
After one year through five years	5,091
After 5 years through 10 years	2,695
After 10 years	918
12,181

As of December 31, 2023 the Company invests in marketable securities without a single maturity date in the amount of $8,222.

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for less than 12 months:

	December 31, 2022		December 31, 2023
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Mutual Funds	$1,258	$(19)	$-	$-
Government debentures	789	(368)	-	-
Corporate debentures	3,308	(315)	488	(5)
Total	$5,355	$(702)	$488	$(5)

The following table presents fair value and gross unrealized losses of the Company's marketable securities, which have been in a continuous loss position for 12 months or longer:

	December 31, 2022		December 31, 2023
	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

Mutual Funds	$-	$-	$-	$-
Government debentures	-	-	1,157	(440)
Corporate debentures	10,447	(1,239)	18,866	(1,157)
Total	$10,447	$(1,239)	$20,023	$(1,597)

For the year ended December 31,2023 the unrealized losses related to marketable securities were as a result of market fluctuations and not due to credit related losses, therefore, the Company did not record an allowance for credit losses for its available-for-sales marketable securities.